Escrow Deposits - Schedule of Payments Related to Escrow Deposits (Details) - BRL (R$) R$ in Millions		Dec. 31, 2025	Dec. 31, 2024
Escrow Deposits
Labor claims		R$ 191	R$ 219
Tax contingencies
Income tax on Interest on Equity		36	34
PIS/Pasep and Cofins taxes	[1]	5	5
Donations and legacy tax (ITCD)		38	67
Urban property tax (IPTU)		144	110
Finsocial tax		51	48
Income and Social Contr. Tax on indemnity for employees’ ‘Anuênio’ benefit		349	332
Income tax withheld at source on inflationary income			10
Income tax and contribution tax effective rate		169	153
Other		129	120
Escrow deposits tax issues		921	879
Other
Regulatory		53	42
Third party		13	10
Customer relations		65	7
Court embargo		45	26
Other		23	13
Escrow deposits other		199	98
Long term escrow deposit		R$ 1,311	R$ 1,196

[1]	Includes escrow deposits from legal actions related to INSS and PIS/Pasep and Cofins taxes.